Trade and other receivables	6 Months Ended
Jun. 30, 2020
Trade and other receivables
Trade and other receivables

14.          Trade and other receivables

(in thousands of Russian Roubles)

	June 30,	December 31,
	2020	2019
Trade receivables	54,395	52,462
Taxes receivable	9	2,647
Receivables from shareholders	50	—
Other receivables	7,738	2,799
Total trade and other receivables	62,192	57,908

The Group has recognised allowances for expected credit losses of RUB 4,146 thousand and RUB 3,781 thousand as at June 30, 2020 and December 31, 2019, respectively.